Schedule of Earnings Per Share Basic and Diluted (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Net loss (numerator)	$ (2,550,879)	$ (2,774,312)	$ (10,892,511)	$ (6,654,940)
Basic weighted-average number of common shares outstanding	622,504	602,535	606,131	531,621
Diluted weighted-average number of common shares outstanding	622,504	602,535	606,131	531,621
Basic net loss per common share	$ (4.10)	$ (4.60)	$ (17.97)	$ (12.52)
Diluted net loss per common share	$ (4.10)	$ (4.60)	$ (17.97)	$ (12.52)